Taxes (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes
Income / (loss) before income tax and social contribution	R$ 47,556	R$ 39,700	R$ 36,694
Charges (income tax and social contribution) at the rates in effect (1)	(21,401)	(17,865)	(16,665)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures	1,478	1,168	954
Interest on capital	5,559	5,419	4,449
Other nondeductible expenses net of non taxable income (2)	4,931	2,593	4,667
Income tax and social contribution expenses	(9,433)	(8,685)	(6,595)
Related to temporary differences
Increase / (reversal) for the period	4,005	2,862	143
(Expenses) / Income from deferred taxes	4,005	2,862	143
Total income tax and social contribution expenses	R$ (5,428)	R$ (5,823)	R$ (6,452)